Investments in Unconsolidated Entities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments In Unconsolidated Joint Ventures [Line Items]
Income from unconsolidated entities	$ 2,482,000	$ 5,772,000	$ 6,673,000
Equity investments	438,936,000	241,722,000
Senior Housing Facilities Triple Net [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Income from unconsolidated entities	(33,000)	(9,000)	0
Equity investments	34,618,000	30,975,000
Investment percentage range	10% to 49%
Number of properties in portfolio	21
Seniors Housing Operating [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Income from unconsolidated entities	(6,364,000)	(1,531,000)	0
Equity investments	217,701,000	15,429,000
Investment percentage range	33% to 50%
Number of properties in portfolio	39
Medical Facilities [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Income from unconsolidated entities	8,879,000	7,312,000	6,673,000
Equity investments	186,617,000	195,318,000
Investment percentage range	36% to 49%
Number of properties in portfolio	13
Strategic Medical Office Partnership [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Number of properties in portfolio			17
Strategic Medical Office Partnership [Member] | Controlling [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Number of properties in portfolio			11
Strategic Medical Office Partnership [Member] | Non Controlling [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Number of properties in portfolio			6
Chartwell Partnership [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Equity investments	223,134,000
Number of properties in portfolio	42
Percentage of partnership owned	50.00%
Unamortized investment	8,656,000
Chartwell Partnership [Member] | Controlling [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Number of properties in portfolio	3
Chartwell Partnership [Member] | Non Controlling [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Number of properties in portfolio	39
Forest City [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Equity investments	174,692,000
Number of properties in portfolio			7
Percentage of partnership owned			49.00%
Unamortized investment	$ 448,000